April 27, 2007
Jeffrey Riedler
Assistant Director
Division of Corporation Finance
Mail Stop 6010
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Amicus Therapeutics, Inc.
Registration Statement on Form S-1
Filed March 30, 2007
File No. 333-141700
Dear Mr. Riedler:
     On behalf of our client, Amicus Therapeutics, Inc., a Delaware corporation (the “Company”), please find for review by the Securities and Exchange Commission (the “Commission”) four (4) copies of the Company’s Amendment No. 1 to the Registration Statement on Form S-1 (as amended, the “Registration Statement”), two (2) of which are marked to show changes from the initial filing. The Registration Statement has been revised to respond to the comments of the Staff of the Commission (the “Staff”) that were contained in your letter dated April 20, 2007 (the “Comment Letter”) and to effect such other changes as the Company deems appropriate.
     Set forth below are the responses of the Company to the comments in the Comment Letter. For ease of reference, each comment contained in the Comment Letter is printed below in bold and is followed by the Company’s response. Page numbers refer to page numbers of the Registration Statement as resubmitted on the date of this letter.
FORM S-1
General
1.	Please provide us proofs of all graphic, visual, or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note we may have comments regarding these materials.

In response to the Staff’s comment, the Company advises you that it does not intend to provide in the printed prospectus any graphic, visual or photographic information not already contained in the Registration Statement.

2.	Please note that when you file a pre-effective amendment containing pricing-related information, we may have additional comments. As you are likely aware, you must file this amendment prior to circulating the prospectus.

The Company takes note of the Staff’s comment and confirms it intends to file another pre-effective amendment containing pricing-related information prior to circulating the prospectus.

Jeffrey Riedler
United States Securities and Exchange Commission
April 27, 2007

3.	Please note that when you file a pre-effective amendment that includes your price range, it must be bona fide. We interpret this to mean your range may not exceed $2 if you price below $20 and 10% if you price above $20.

The Company takes note of the Staff’s comment and confirms that any price range contained in a pre-effective amendment will be bona fide and will not exceed $2 if priced below $20 and 10% if priced above $20.

4.	Please note that where we provide examples to illustrate what we mean by our comments, they are examples and not complete lists. If our comments are applicable to portions of the filing that we have not cited as examples, please make the appropriate changes in accordance with our comments.

The Company takes note of the Staff’s comment. The Company will make appropriate changes in accordance with the Staff’s comments wherever applicable in the Registration Statement.

5.	Comments related to your request for confidential treatment will be provided under separate cover. Please be advised that we will not be in a position to consider a request for acceleration of effectiveness of the registration statement until we resolve all issues concerning the confidential treatment request.

The Company takes note of the Staff’s comment. The Company will not request acceleration of the effectiveness of the Registration Statement until there has been resolution of the Staff’s comments on the Company’s application for confidential treatment.
Prospectus Summary, page 1
6.	Please expand the discussion in the first paragraph to briefly indicate that you have no products approved for commercial sale and you have not generated any revenues from commercial sales.

In response to the Staff’s comment, the Company advises you that it has revised the disclosure on page 1 to specify that it has no products approved for commercial sale and that it has not generated any revenues from commercial sales.
“Use of third parties to manufacture our product candidates...”, page 18
7.	Please identify the third parties you substantially rely upon for the manufacture of your drug candidates. You should also file the agreements as exhibits to the registration statement and include a discussion of the material terms of these agreements in the “Business” section. If you believe you are not substantially dependent on these parties, please provide us with an analysis supporting this determination, including a discussion of the number of manufacturers capable of producing your product. If there are a limited number, discuss the potential adverse impact this could have on your future operations.

In response to the Staff’s comment, the Company respectfully submits that the identification of third parties who provide the Company with manufacturing services is not required since none of these manufacturing relationships is material to the Company and its business. The Company’s current manufacturing contracts are terminable at will and have no supply requirements. Each

Jeffrey Riedler
United States Securities and Exchange Commission
April 27, 2007

order is placed on a purchase order basis. The Company owns all of its material intellectual property rights and knows the process by which its product candidates are manufactured. There are over twenty manufacturers who are capable of making the Company’s product candidates. In the event a manufacturer were to cease providing services to the Company, the Company believes it would be able to find a suitable replacement without material delay. Moreover, the Company does not believe that the replacement of any single manufacturer would cause material delays in the Company’s receipt of regulatory approvals. For these reasons, the Company does not believe it is dependent on any one manufacturer in a way that would make the relationship with such manufacturer a material relationship that would require disclosure of the identity of such manufacturer or the filing of the agreement with that party as an exhibit to the Registration Statement.
“We rely on third parties to conduct certain preclinical development”, page 19
8.	Please identify the third parties you substantially rely upon for conducting your clinical trials. Also, to the extent you have any agreements with such parties, please so indicate and describe in your business section the material terms of the agreement(s). You should also file the agreements as exhibits to the registration statement. If you have determined that you are not substantially dependent on these parties, please provide us with an analysis supporting this determination and disclose the number of parties you engage to conduct your clinical trials.

In response to the Staff’s comment, the Company advises you that it relies upon over twenty field investigators to conduct its clinical trials and several contract research organizations to coordinate the efforts of these field investigators and to accumulate the results of their trials. All of the agreements with these parties are terminable by the Company on short notice without penalty. The Company believes that it is not substantially dependent upon any one of its field investigators or contract research organizations and that any of these parties could be replaced with minimal disruption to its business. For example, there are over twenty different contract research organizations who have the ability to manage our clinical trials. The Company also believes that the terms of its arrangements with its clinical investigators and its agreements with its contract research organizations are ordinary-course and of the type typical for the kind of business conducted by the Company. For these reasons, the Company does not believe it is dependent on any one field investigator or contract research organization in a way that would make the relationship with such party a material relationship that would require disclosure of the identity of such field investigator or contract research organization or the filing of the agreement with that party as an exhibit to the Registration Statement.
“Our future success depends our ability to retain, our chief executive officer and other key executives ” page 27
9.	Please identify the principal members of your management and scientific staff upon whom you are dependent. In addition, discuss the extent to which you have employment agreements with these individuals.

In response to the Staff’s comments, the Company advises you that it has revised this risk factor to identify the principal members of its executive and scientific teams upon whom the Company is dependent and to discuss the extent to which the Company has employment agreements with each of these individuals.

Jeffrey Riedler
United States Securities and Exchange Commission
April 27, 2007

10.	Please briefly describe the material term and termination provisions of your employment contracts, if any, with key executives.

In response to the Staff’s comment, the Company advises you that it has revised this risk factor to describe the material term and termination provisions of the Company’s employment agreements with its key executives.

11.	To the extent you have experienced problems attracting and retaining key executives and scientists in the recent past, please revise the discussion to describe these problems. Additionally, if any key employee has plans to retire or leave your company in the near future, please revise the discussion to disclose this information.

In response to the Staff’s comment, the Company respectfully submits that it has not experienced difficulties attracting and retaining key executives and it does not believe that any of its key executives have plans to retire or leave the employ of the Company in the near future.
Use of proceeds,” page 33
12.	Please clarify what stage of development you expect to achieve for each indication for your product candidates using the proceeds from the offering. Please identify the sources and amounts of additional funding, e.g. existing cash, that would be needed in order to bring each of the three products in clinical development to the status expected as a result of the application of proceeds.

In response to the Staff’s comments, the Company advises you that it has revised the disclosure in the “Use of Proceeds” section on page 33 to clarify what stages of development it expects to achieve for each of its product candidates using the proceeds of the offering and its existing cash resources.

13.	Please state an approximate dollar amount that may be used for expansion of your current office and laboratory space and the leasing of additional space.

In response to the Staff’s comments, the Company advises you that at this time it does not intend to use the proceeds of the proposed offering to expand its existing facilities or lease additional space. Accordingly, the Company has revised the disclosure in the “Use of Proceeds” section on page 33 to remove language which may have suggested otherwise.
Management’s Discussion and Analysis of Financial Condition and Results..., page 40
Financial Operations Overview, page 40
Research and Development Expense, page 40
14.	Please provide a description of research and developments expenses included under “other internal costs” in the table provided on page 41.

In response to the Staff’s comments, the Company advises you that it has revised its disclosure in the table on page 41, in the description of research and development expenses on page 40, and

Jeffrey Riedler
United States Securities and Exchange Commission
April 27, 2007

under the subheading “Year Ended December 31, 2006 Compared to Year Ended December 31, 2005” on page 49 to more clearly identify the components of research and development cost.
Stock-Based Compensation, page 43
15.	Please provide a more detailed description of the factors contributing to the fluctuations in the fair value. For example, describe the type of research developments and the underlying factors affecting the probability of your IPO.

Also disclose all stock options granted through the filing date of the registration statement amendment.

In response to the Staff’s comment, the Company advises you that it has revised its disclosure on pages 47 and 48 to provide a more detailed description of the factors contributing to the fluctuations in the fair value of its common stock. In addition, the Company advises you that it has updated its disclosure throughout the Registration Statement in order to disclose all stock options granted through the filing date of the amendment to the Registration Statement.
Property, page 87
16.	Please briefly expand your discussion to address the suitability, adequacy, productive capacity, and extent of utilization of the facilities. See Instructions to Item 102 of Regulation S-K.

In response to the Staff’s comment, the Company advises you that it has revised the disclosure under the sub-heading “Property” on page 90 to address the suitability, adequacy, productive capacity, and extent of utilization of its facilities.
Compensation Discussion and Analysis, page 93
17.	Please expand this section to discuss how each compensation element and the company’s decisions regarding that element affect decisions regarding other elements. See Item 402(b)(1)(vi) of Regulation S-K.

In response to the Staff’s comment, the Company advises you that it has expanded the disclosure on page 99 to insert a paragraph discussing how each compensation element and the Company’s decisions regarding that element affect decisions regarding other compensation elements.

18.	Please expand this section to specifically discuss how corporate performance and individual performance are taken into account in making compensation decisions. You should discuss what specific items of corporate performance are taken into account in making compensation decisions and how specific forms of compensation are structured and implemented to reflect these items of the company’s performance. Further, you should also discuss how specific forms of compensation are structured and implemented to reflect the executive officer’s individual performance and/or individual contribution, describing the elements of individual performance and/or contribution that are taken into account. See Item 402(b)(2) of Regulation S-K.

Jeffrey Riedler
United States Securities and Exchange Commission
April 27, 2007

In response to the Staff’s comment, the Company advises you that it has revised the disclosure on pages 96 and 97 to discuss how corporate performance and individual performance are taken into account in making compensation decisions.
Consolidated Financial Statements, page F-1
Report of Independent Registered Public Accounting Firm, page F-2
19.	Please include a report with a signature of the reporting accountant.

In response to the Staff’s comment, the Company advises you that it has included a report with the signature of the reporting accountant on page F-2.
Notes to Consolidated Financial Statements. page F-7
2. Summary of Significant Accounting Policies, page F-7
Beneficial Conversion Feature, page F-12
20.	Please tell us why it is appropriate to recognize the beneficial conversion charge for the issuance of your equity instruments against additional paid in capital, rather than against accumulated deficit. Refer to Example 1 of EITF Exhibit 00-27A.

In response to the Staff’s comment, the Company respectfully submits that it is appropriate to recognize the beneficial conversion charge for the issuance of equity instruments against additional paid in capital, rather than against accumulated deficit. Although the example included in EITF Exhibit 00-27A indicates that a beneficial charge for a convertible preferred stock instrument that is immediately convertible should be recognized upon issuance against retained earnings, the Company does not have retained earnings. The Company considered the guidance in Topic D-98 Classification and Measurement of Redeemable Securities, paragraphs 18 and 19, that states in the absence of retained earnings, these types of charges should be recorded against additional paid in capital. As such, the Company believed it was more appropriate to reflect the beneficial conversion charge as a reduction of additional paid in capital since the Company does not have retained earnings.

21.	Expand the disclosure to indicate on which specific issuances a beneficial conversion feature was recognized and on which issuances a beneficial conversion feature was not recognized and why. Indicate if a beneficial conversion feature will be recognized on the March 2007 offering (Note 14 page F-27).

In response to the Staff’s comment, the Company advises you that it has revised its disclosure on page F-12 to indicate on which specific issuances a beneficial conversion feature was recognized and on which issuances a beneficial conversion feature was not recognized and why.

In addition, the Company supplementally adds the following discussion of its Series A, B, C and D issuances.

Jeffrey Riedler
United States Securities and Exchange Commission
April 27, 2007

			Price of
		Price of	Common	Beneficial
	Committment	Preferred	Stock on the	Conversion
Description	Date	Stock	Commitment Date	Value
Series A	April 2002	$0.75	$0.12	N/A
Series B — 1st	May 2004	$0.85	$0.14	N/A
Series B —2nd	April 2005	$0.85	$0.31	N/A
Series C -1st	August 2005	$1.26	$0.95	N/A
Series C - 2nd	March 2006	$1.26	$2.15	$0.89
Series D - 1st	September 2006	$1.62	$1.22	N/A
Series D - 2nd	September 2006	$1.62	$1.22	N/A
If the Company’s preferred stock purchase agreements include a subjective provision that allows either party to rescind its commitment to consummate the transaction (i.e., for example, not meeting the clinical milestones outlined in the arrangement), the Company does not have a commitment date until the rescission provisions expire, the subjective provisions are waived, or the convertible security is issued, whichever is earlier.

The Company’s commitment date was April 2002 for its Series A Preferred Stock since there were no subjective provisions once the Series A Preferred Stock was issued. The Company did not have a commitment date for the unissued securities (i.e. second tranche) of both the Series B and Series C Preferred Stock since, as of the initial closing date, the second tranche was not obligated to be issued until either a specific clinical milestone was reached as defined in the documents, or the shareholders waived the milestone requirements. In both instances of the Series B and Series C second tranche issuances, the shareholders waived the milestone requirements which resulted in a commitment date at the time of each such waiver.

The Company’s Series D Preferred Stock did not have any subjective provisions that allowed either party to rescind its commitment. The second tranche of the Series D was time based and contractually committed both parties at issuance in September 2006. Therefore, the commitment date for the Series D was in September 2006 for both of the tranches.
Warrants, page F-19
22.	Please disclose the terms under which these warrants will be exercised automatically as they are reflected in your pro forma. In addition, disclose the terms that require these warrants to be classified as a liability.

In response to the Staff’s comment, the Company has revised its disclosure on page F-19 to indicate the terms under which the warrants to purchase Series B Preferred Stock will be automatically exercisable and the terms that require these warrants to be classified as a liability. As noted in this disclosure, the Company accounts for the warrants to purchase Series B Preferred Stock as a liability as the preferred shares underlying the warrants have a redeemable feature that could require the Company to settle in cash.

Jeffrey Riedler
United States Securities and Exchange Commission
April 27, 2007

Note 7, Stock Option Plan, page F-20
23.	You indicate on page 45 the fair value of your common stock was $1.09 per share from April until August of 2006. We note that during this period you were preparing for an IPO and had a filed a registration statement. Please disclose how that fact was considered in determining the fair value of your common stock. We note on page F-12 you indicate the fair value of your common stock during the second quarter of 2006 was $2.15 per share. Please reconcile this discrepancy. Clearly disclose the fair value of your common stock during the periods covered by your financial statements through the date of your amendment and explain all changes in that fair value. Indicate the cash price for each of your preferred stock offerings (month and year) and explain how that value relates to the fair value of your common stock. To the extent these per share values will change based on the terms of the reverse stock split and the pricing of this offering we will defer our consideration of this issue until those terms have been set.

In response to the Staff’s comment, the Company advises you that it has revised its disclosure on page F-12 to clarify that the commitment date for the second tranche of Series C redeemable convertible preferred stock was March 31, 2006. The Company has also revised its disclosure in the table on page 45 to clarify that the fair value of common stock underlying options granted during the period from June through September 2006 was $1.09, and has revised its disclosure on pages 47 and 48 to more clearly disclose the fair value of its common stock from January 2005 through the date of its amendment and to explain the changes in that fair value.

A table comparing the price for each of the Company’s preferred stock issuances is included in the Company’s response to comment 21. On the date that each of its preferred stock transactions were committed to, except for the second tranche of the Series C financing, the fair value per share of preferred stock exceeded the fair value per share of common stock. The Company believes that this premium is reflective of the rights of the preferred stock. A commitment date was established for the second tranche of the Company’s series C financing when its investors waived milestone requirements of that tranche. On the date of commitment for the second tranche of Series C financing, the fair value per share of common stock exceeded the fair value per share of preferred stock, resulting in a beneficial conversion charge on the date the preferred shares were issued. The Company’s Series A, B, C, and D Preferred Stock convert to common stock at a ratio of one-to-one.

The Company supplementally advises the Staff that no options were granted in April or May 2006 since it was the Company’s plan at the time to issue options to employees after a successful IPO event. However, it became apparent in June of 2006, based on (i) negative evaluations of market receptiveness from its bankers and advisors, (ii) the performance of biotech IPOs in June, and (iii) the delay of other planned biotech IPOs during this time period, that there would be an extended delay of the Company’s IPO. As such, the Company continued its process of obtaining contemporaneous valuations of its common stock and issued options with exercise prices set at its updated common stock valuation. The valuations for June through September of 2006 reflected much lower common stock values based on the depressed market conditions that ultimately delayed the Company’s IPO and the slower than expected enrollment in the Company’s Phase II clinical trials for Fabry.

Jeffrey Riedler
United States Securities and Exchange Commission
April 27, 2007

11. Licenses, page F-25
24.	Please disclose the types of events that would trigger the milestone payments under the agreements with University of Maryland and Novo Nordisk.

In response to the Staff’s comment, the Company advises you that it has revised its Licenses disclosure on pages 79 and F-25, its Liquidity and Capital Resources disclosure on page 52 and its Contractual Obligations disclosure on page 53 to disclose the types of events that would trigger milestone payments under these two agreements. In addition, the Company has determined that potential milestone payments and royalties should not be shown in the Contractual Obligations table under item 303(a)(5) of Regulation S-K as the timing and likelihood of such payments are not known. Accordingly, the Company has added a footnote to the Contractual Obligations table and expanded its Liquidity and Capital Resources disclosure to discuss the amount, event milestones, and royalty commitments that are reasonably likely to be paid.
* * *
     The Company would be grateful if the Staff would provide any comments to the revised Registration Statement at its earliest convenience so that the Company may provide any additional responses required.
     Should you wish to discuss the enclosed materials or the contents of this letter at any time, please do not hesitate to contact the undersigned or my colleague Meerie M. Joung, Esq. of Bingham McCutchen LLP, the Company’s legal counsel, at (617) 951-8901 and (617) 951-8840, respectively.
Very truly yours,
Julio E. Vega, Esq.
Enclosures

cc:	Keira Ino (Securities and Exchange Commission)
Lisa Vanjoske (Securities and Exchange Commission)
Suzanne Hayes (Securities and Exchange Commission)
John Krug (Securities and Exchange Commission)
John F. Crowley (Amicus Therapeutics, Inc.)
Matthew R. Patterson (Amicus Therapeutics, Inc.)
James E. Dentzer (Amicus Therapeutics, Inc.)
Douglas A. Branch, Esq. (Amicus Therapeutics, Inc.)
Patrick O’Brien, Esq. (Ropes & Gray LLP)
Meerie M. Joung, Esq. (Bingham McCutchen LLP)